Angel Oak High Yield Opportunities ETF
Schedule of Investments
October 31, 2024 (Unaudited)

CORPORATE OBLIGATIONS - 73.1%	Par	Value
Basic Materials - 5.3%
Axalta Coating Systems Dutch Holding B BV, 7.25%, 02/15/2031 (a)	$250,000	$261,582
Cleveland-Cliffs, Inc.
5.88%, 06/01/2027	400,000	400,047
6.75%, 04/15/2030 (a)	500,000	500,083
7.00%, 03/15/2032 (a)	250,000	250,181
Consolidated Energy Finance SA, 12.00%, 02/15/2031 (a)	550,000	537,125
CVR Partners LP / CVR Nitrogen Finance Corp., 6.13%, 06/15/2028 (a)	1,000,000	960,574
Hecla Mining Co., 7.25%, 02/15/2028	500,000	506,343
Mercer International, Inc., 5.13%, 02/01/2029	750,000	648,476
Methanex Corp., 5.25%, 12/15/2029	500,000	482,903
NOVA Chemicals Corp., 8.50%, 11/15/2028 (a)	200,000	212,318
Taseko Mines Ltd., 8.25%, 05/01/2030 (a)	1,000,000	1,034,282
		5,793,914

Communications - 4.6%
Cars.com, Inc., 6.38%, 11/01/2028 (a)	500,000	499,018
CMG Media Corp., 8.88%, 12/15/2027 (a)	250,000	182,963
Consolidated Communications, Inc., 6.50%, 10/01/2028 (a)	500,000	475,761
CSC Holdings LLC, 5.50%, 04/15/2027 (a)	500,000	445,499
Cumulus Media New Holdings, Inc., 8.00%, 07/01/2029 (a)	509,000	209,910
Directv Financing LLC / Directv Financing Co.-Obligor, Inc., 5.88%, 08/15/2027 (a)	1,000,000	964,074
Gray Television, Inc., 5.38%, 11/15/2031 (a)	1,000,000	618,770
Lamar Media Corp., 4.88%, 01/15/2029	250,000	243,661
Nexstar Media, Inc., 5.63%, 07/15/2027 (a)	500,000	491,719
Outfront Media Capital LLC / Outfront Media Capital Corp., 5.00%, 08/15/2027 (a)	250,000	246,439
Townsquare Media, Inc., 6.88%, 02/01/2026 (a)	300,000	299,123
Univision Communications, Inc., 6.63%, 06/01/2027 (a)	250,000	248,280
Urban One, Inc., 7.38%, 02/01/2028 (a)	200,000	148,434
		5,073,651

Consumer, Cyclical - 9.3%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 04/20/2026 (a)	250,000	249,388
American Axle & Manufacturing, Inc., 5.00%, 10/01/2029	1,000,000	907,710
Beacon Roofing Supply, Inc., 4.50%, 11/15/2026 (a)	250,000	245,250
Caesars Entertainment, Inc.
4.63%, 10/15/2029 (a)	1,000,000	938,630
6.50%, 02/15/2032 (a)	100,000	101,485
Carnival Corp., 6.00%, 05/01/2029 (a)	350,000	350,803
Cinemark USA, Inc., 7.00%, 08/01/2032 (a)	1,000,000	1,025,589
FirstCash, Inc., 4.63%, 09/01/2028 (a)	500,000	474,209
Goodyear Tire & Rubber Co., 5.00%, 07/15/2029	797,000	722,378
Installed Building Products, Inc., 5.75%, 02/01/2028 (a)	100,000	99,365
LCM Investments Holdings LLC, 8.25%, 08/01/2031 (a)	100,000	104,410
Lithia Motors, Inc.
4.63%, 12/15/2027 (a)	250,000	242,730
3.88%, 06/01/2029 (a)	500,000	459,283
Marriott Ownership Resorts, Inc., 4.75%, 01/15/2028	500,000	478,274
NCL Corp. Ltd.
5.88%, 03/15/2026 (a)	300,000	299,812
6.25%, 03/01/2030 (a)	500,000	494,912
New Red Finance, Inc., 4.38%, 01/15/2028 (a)	250,000	240,681
Phinia, Inc., 6.75%, 04/15/2029 (a)	495,000	506,171
Resideo Funding, Inc., 6.50%, 07/15/2032 (a)	500,000	503,810
Sally Holdings LLC / Sally Capital, Inc., 6.75%, 03/01/2032	600,000	608,010
STL Holding Co. LLC, 8.75%, 02/15/2029 (a)	450,000	478,597
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/2031 (a)	100,000	91,827
VistaJet Malta Finance PLC / Vista Management Holding, Inc., 9.50%, 06/01/2028 (a)	100,000	98,357
White Cap Buyer LLC, 6.88%, 10/15/2028 (a)	500,000	502,064
		10,223,745

Consumer, Non-cyclical - 11.0%
Arrow Bidco LLC, 10.75%, 06/15/2025 (a)	470,000	480,575
B&G Foods, Inc., 8.00%, 09/15/2028 (a)	650,000	676,087
Belron UK Finance PLC, 5.75%, 10/15/2029 (a)	250,000	250,723
Chobani Holdco LLC, 8.75% (includes 9.50% PIK), 10/01/2029 (a)	100,000	103,175
Concentra Escrow Issuer Corp., 6.88%, 07/15/2032 (a)	200,000	205,528
DaVita, Inc., 6.88%, 09/01/2032 (a)	900,000	906,491
EquipmentShare.com, Inc., 9.00%, 05/15/2028 (a)	500,000	518,220
Fiesta Purchaser, Inc., 9.63%, 09/15/2032 (a)	500,000	523,885
Herc Holdings, Inc., 6.63%, 06/15/2029 (a)	250,000	255,976
Korn Ferry, 4.63%, 12/15/2027 (a)	250,000	244,040
Matthews International Corp., 8.63%, 10/01/2027 (a)	250,000	258,076
Medline Borrower LP, 5.25%, 10/01/2029 (a)	1,000,000	969,968
NESCO Holdings, Inc., 5.50%, 04/15/2029 (a)	100,000	92,744
Performance Food Group, Inc.
4.25%, 08/01/2029 (a)	500,000	468,513
6.13%, 09/15/2032 (a)	250,000	251,345
Perrigo Finance Unlimited Co., 6.13%, 09/30/2032	500,000	494,555
Post Holdings, Inc.
6.25%, 02/15/2032 (a)	250,000	253,050
6.38%, 03/01/2033 (a)	1,000,000	991,800
Prime Security Services Borrower LLC / Prime Finance, Inc., 3.38%, 08/31/2027 (a)	250,000	235,427
Raven Acquisition Holdings LLC, 6.88%, 11/15/2031 (a)(b)	500,000	499,649
Select Medical Corp., 6.25%, 08/15/2026 (a)	500,000	501,444
Simmons Foods, Inc., 4.63%, 03/01/2029 (a)	325,000	301,898
Sotheby's, 7.38%, 10/15/2027 (a)	300,000	291,698
Sotheby's/Bidfair Holdings, Inc., 5.88%, 06/01/2029 (a)	500,000	440,676
TreeHouse Foods, Inc., 4.00%, 09/01/2028	500,000	456,223
Upbound Group, Inc., 6.38%, 02/15/2029 (a)	500,000	476,423
US Foods, Inc., 7.25%, 01/15/2032 (a)	200,000	208,070
VT Topco, Inc., 8.50%, 08/15/2030 (a)	700,000	737,384
		12,093,643

Diversified - 0.6%
Stena International SA, 7.25%, 01/15/2031 (a)	625,000	649,539

Energy - 15.1%
Alliance Resource Operating Partners LP / Alliance Resource Finance Corp., 8.63%, 06/15/2029 (a)	100,000	105,651
Antero Midstream Partners LP / Antero Midstream Finance Corp.
5.75%, 01/15/2028 (a)	1,250,000	1,244,473
6.63%, 02/01/2032 (a)	100,000	101,186
Archrock Partners LP / Archrock Partners Finance Corp.
6.88%, 04/01/2027 (a)	252,000	252,836
6.63%, 09/01/2032 (a)	800,000	804,209
Borr IHC Ltd. / Borr Finance LLC, 10.38%, 11/15/2030 (a)	195,146	201,485
Calumet Specialty Products Partners LP / Calumet Finance Corp.
8.13%, 01/15/2027 (a)	600,000	604,393
9.75%, 07/15/2028 (a)	200,000	205,687
CITGO Petroleum Corp., 7.00%, 06/15/2025 (a)	500,000	500,955
Comstock Resources, Inc.
6.75%, 03/01/2029 (a)	100,000	95,846
5.88%, 01/15/2030 (a)	500,000	456,893
Encino Acquisition Partners Holdings LLC, 8.50%, 05/01/2028 (a)	250,000	251,527
Enviva Partners LP / Enviva Partners Finance Corp., 6.50%, 01/15/2026 (a)(c)(d)	400,000	20,000
Genesis Energy LP / Genesis Energy Finance Corp., 8.25%, 01/15/2029	475,000	485,393
Greenfire Resources Ltd., 12.00%, 10/01/2028 (a)	200,000	215,723
Gulfport Energy Operating Corp., 6.75%, 09/01/2029 (a)	430,000	432,313
Helix Energy Solutions Group, Inc., 9.75%, 03/01/2029 (a)	250,000	266,579
Hilcorp Energy I LP / Hilcorp Finance Co., 5.75%, 02/01/2029 (a)	900,000	864,107
Kinetik Holdings LP, 5.88%, 06/15/2030 (a)	250,000	248,285
Moss Creek Resources Holdings, Inc., 8.25%, 09/01/2031 (a)	500,000	489,960
New Fortress Energy, Inc.
6.75%, 09/15/2025 (a)	413,000	412,468
6.50%, 09/30/2026 (a)	500,000	463,547
Northriver Midstream Finance LP, 6.75%, 07/15/2032 (a)	100,000	102,730
PBF Holding Co. LLC / PBF Finance Corp., 6.00%, 02/15/2028	500,000	485,814
Shelf Drilling Holdings Ltd., 9.63%, 04/15/2029 (a)	1,000,000	905,354
SunCoke Energy, Inc., 4.88%, 06/30/2029 (a)	1,000,000	903,719
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 6.00%, 12/31/2030 (a)	1,000,000	938,292
USA Compression Partners LP / USA Compression Finance Corp., 6.88%, 09/01/2027	750,000	753,916
Venture Global Calcasieu Pass LLC
4.13%, 08/15/2031 (a)	250,000	228,016
3.88%, 11/01/2033 (a)	250,000	217,319
Venture Global LNG, Inc.
9.00% to 09/30/2029 then 5 yr. CMT Rate + 5.44%, Perpetual (a)	1,000,000	1,000,441
8.38%, 06/01/2031 (a)	700,000	727,592
Warrior Met Coal, Inc., 7.88%, 12/01/2028 (a)	1,009,000	1,050,353
Wildfire Intermediate Holdings LLC, 7.50%, 10/15/2029 (a)	500,000	483,706
		16,520,768

Financial - 16.2%
Anywhere Real Estate Group LLC / Realogy Co.-Issuer Corp., 5.25%, 04/15/2030 (a)	500,000	381,815
Encore Capital Group, Inc., 8.50%, 05/15/2030 (a)	500,000	527,465
Freedom Mortgage Corp., 7.63%, 05/01/2026 (a)	500,000	502,312
Freedom Mortgage Holdings LLC, 9.25%, 02/01/2029 (a)	1,100,000	1,123,422
GGAM Finance Ltd.
8.00%, 02/15/2027 (a)	500,000	516,919
6.88%, 04/15/2029 (a)	450,000	460,209
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/2027 (a)	1,000,000	1,034,223
goeasy Ltd.
4.38%, 05/01/2026 (a)	500,000	499,450
9.25%, 12/01/2028 (a)	200,000	213,425
7.63%, 07/01/2029 (a)	750,000	770,881
HAT Holdings I LLC / HAT Holdings II LLC, 3.38%, 06/15/2026 (a)	750,000	724,288
Jane Street Group / JSG Finance, Inc., 6.13%, 11/01/2032 (a)	500,000	500,560
Jefferies Finance LLC / JFIN Co.-Issuer Corp., 6.63%, 10/15/2031 (a)	250,000	249,055
Jefferson Capital Holdings LLC, 9.50%, 02/15/2029 (a)	400,000	426,368
LD Holdings Group LLC, 6.13%, 04/01/2028 (a)	400,000	346,254
LPL Holdings, Inc., 4.63%, 11/15/2027 (a)	500,000	490,345
Macquarie Airfinance Holdings Ltd.
8.13%, 03/30/2029 (a)	200,000	211,810
6.50%, 03/26/2031 (a)	200,000	207,954
MPT Operating Partnership LP / MPT Finance Corp., 3.50%, 03/15/2031	500,000	354,553
Nationstar Mortgage Holdings, Inc.
6.00%, 01/15/2027 (a)	650,000	648,258
6.50%, 08/01/2029 (a)	750,000	750,793
OneMain Finance Corp.
7.50%, 05/15/2031	250,000	255,860
7.13%, 11/15/2031	500,000	505,964
Panther Escrow Issuer LLC, 7.13%, 06/01/2031 (a)	750,000	767,091
PennyMac Financial Services, Inc., 5.75%, 09/15/2031 (a)	450,000	430,051
PHH Escrow Issuer LLC, 9.88%, 11/01/2029 (a)(b)	400,000	392,284
PHH Mortgage Corp., 7.88%, 03/15/2026 (a)	500,000	510,413
PRA Group, Inc.
5.00%, 10/01/2029 (a)	500,000	453,400
8.88%, 01/31/2030 (a)	100,000	103,876
RHP Hotel Properties LP / RHP Finance Corp., 6.50%, 04/01/2032 (a)	300,000	303,743
Starwood Property Trust, Inc.
7.25%, 04/01/2029 (a)	200,000	204,832
6.00%, 04/15/2030 (a)	900,000	882,987
StoneX Group, Inc., 7.88%, 03/01/2031 (a)	1,000,000	1,053,071
United Wholesale Mortgage LLC, 5.50%, 04/15/2029 (a)	500,000	477,320
Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC, 6.50%, 02/15/2029 (a)	500,000	431,496
		17,712,747

Industrial - 9.3%
Advanced Drainage Systems, Inc., 6.38%, 06/15/2030 (a)	500,000	504,398
Brundage-Bone Concrete Pumping Holdings, Inc., 6.00%, 02/01/2026 (a)	250,000	248,991
Builders FirstSource, Inc.
5.00%, 03/01/2030 (a)	250,000	238,946
6.38%, 03/01/2034 (a)	500,000	504,650
Cargo Aircraft Management, Inc., 4.75%, 02/01/2028 (a)	600,000	574,447
Coherent Corp., 5.00%, 12/15/2029 (a)	500,000	480,058
Fortress Transportation and Infrastructure Investors LLC, 5.88%, 04/15/2033 (a)	452,000	441,143
Genesee & Wyoming, Inc., 6.25%, 04/15/2032 (a)	300,000	302,887
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/2029 (a)	1,050,000	987,424
Knife River Corp., 7.75%, 05/01/2031 (a)	500,000	524,247
MIWD Holdco II LLC / MIWD Finance Corp., 5.50%, 02/01/2030 (a)	100,000	95,803
Moog, Inc., 4.25%, 12/15/2027 (a)	250,000	238,636
Mueller Water Products, Inc., 4.00%, 06/15/2029 (a)	300,000	279,583
Owens-Brockway Glass Container, Inc., 7.25%, 05/15/2031 (a)	750,000	740,479
Reworld Holding Corp., 5.00%, 09/01/2030	500,000	460,476
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029 (a)	200,000	188,656
Sealed Air Corp., 6.50%, 07/15/2032 (a)	400,000	406,428
Sealed Air Corp./Sealed Air Corp. US, 7.25%, 02/15/2031 (a)	100,000	103,944
Seaspan Corp., 5.50%, 08/01/2029 (a)	500,000	476,104
Sensata Technologies BV, 5.88%, 09/01/2030 (a)	250,000	247,579
Smyrna Ready Mix Concrete LLC, 6.00%, 11/01/2028 (a)	500,000	495,599
Standard Industries, Inc., 6.50%, 08/15/2032 (a)	500,000	503,561
Summit Materials LLC / Summit Materials Finance Corp., 7.25%, 01/15/2031 (a)	100,000	104,003
Trinity Industries, Inc., 7.75%, 07/15/2028 (a)	100,000	103,536
Vertiv Group Corp., 4.13%, 11/15/2028 (a)	500,000	476,255
XPO, Inc., 7.13%, 06/01/2031 (a)	500,000	518,051
		10,245,884

Technology - 0.5%
Zebra Technologies Corp., 6.50%, 06/01/2032 (a)	500,000	511,926

Utilities - 1.2%
Atlantica Sustainable Infrastructure PLC, 4.13%, 06/15/2028 (a)	250,000	238,581
NRG Energy, Inc., 6.25%, 11/01/2034 (a)	500,000	499,600
Pike Corp., 8.63%, 01/31/2031 (a)	225,000	239,338
Vistra Operations Co. LLC
7.75%, 10/15/2031 (a)	100,000	105,701
6.88%, 04/15/2032 (a)	250,000	258,638
		1,341,858
TOTAL CORPORATE OBLIGATIONS (Cost $82,424,182)		80,167,675

RESIDENTIAL MORTGAGE-BACKED SECURITIES - 16.2%	Par	Value
A&D Mortgage Trust, Series 2024-NQM1, Class B1, 8.57%, 02/25/2069 (a)(e)	1,000,000	1,027,788
Bellemeade Re Ltd., Series 2024-1, Class B1, 10.41% (30 day avg SOFR US + 5.55%), 08/25/2034 (a)	500,000	510,704
Citigroup Mortgage Loan Trust, Inc., Series 2024-1, Class B5, 6.82%, 07/25/2054 (a)(e)	1,016,000	864,811
COLT Funding LLC
Series 2021-5, Class B1, 4.16%, 11/26/2066 (a)(e)	1,000,000	878,500
Series 2022-7, Class B1, 6.30%, 04/25/2067 (a)(e)	1,000,000	954,386
GCAT Trust, Series 2023-NQM2, Class B1, 6.97%, 11/25/2067 (a)(e)	850,000	845,648
Home RE Ltd., Series 2021-2, Class B1, 9.01% (30 day avg SOFR US + 4.15%), 01/25/2034 (a)	800,000	822,594
JP Morgan Mortgage Trust
Series 2020-2, Class B4, 3.82%, 07/25/2050 (a)(e)	693,548	611,125
Series 2020-3, Class B4, 3.83%, 08/25/2050 (a)(e)	689,588	606,545
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-3, Class B5, 6.85%, 07/25/2054 (a)(e)	1,160,000	987,391
Oaktown Re, Series 2021-2, Class B1, 9.26% (30 day avg SOFR US + 4.40%), 04/25/2034 (a)	1,000,000	1,024,298
Progress Residential Trust
Series 2021-SFR1, Class F, 2.76%, 04/17/2038 (a)	765,000	724,855
Series 2021-SFR9, Class F, 4.05%, 11/17/2040 (a)	500,000	453,424
PRPM LLC
Series 2024-2, Class A2, 10.04%, 03/25/2029 (a)(f)	500,000	505,343
Series 2024-NQM3, Class B1, 7.42%, 08/25/2069 (a)(e)	1,000,000	1,000,091
Series 2024-RCF1, Class M2, 4.00%, 01/25/2054 (a)(f)	1,000,000	832,301
Series 2024-RCF5, Class M2, 4.00%, 08/25/2054 (a)(f)	1,000,000	837,752
Radnor RE Ltd.
Series 2021-1, Class M2, 8.01% (30 day avg SOFR US + 3.15%), 12/27/2033 (a)	750,000	763,615
Series 2024-1, Class B1, 10.01% (30 day avg SOFR US + 5.15%), 09/25/2034 (a)	500,000	510,795
Rate Mortgage Trust, Series 2024-J1, Class B5, 6.50%, 07/25/2054 (a)(e)	929,000	747,310
Rithm Capital Corp., Series 2015-1A, Class B6, 5.20%, 05/28/2052 (a)(e)	1,314,812	982,294
Starwood Mortgage Residential Trust, Series 2021-1, Class B1, 3.52%, 05/25/2065 (a)(e)	1,000,000	833,639
Verus Securitization Trust, Series 2023-3, Class B1, 7.82%, 03/25/2068 (a)(e)	450,000	455,399
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $17,180,568)		17,780,608

ASSET-BACKED SECURITIES - 4.2%	Par	Value
Automobile - 1.7%
BOF URSA Funding Trust, Series 2024-CAR1, Class E, 8.46% (30 day avg SOFR US + 3.60%), 12/26/2031 (a)	154,405	156,325
CPS Auto Trust, Series 2024-B, Class E, 8.36%, 11/17/2031 (a)	200,000	206,541
Exeter Automobile Receivables Trust, Series 2023-2A, Class E, 9.75%, 11/15/2030 (a)	200,000	217,755
GLS Auto Receivables Trust, Series 2024-1A, Class E, 7.94%, 10/15/2030 (a)	100,000	100,817
Huntington Bank Auto Credit-Linked Notes Series, Series 2024-1, Class D, 10.14% (30 day avg SOFR US + 5.25%), 05/20/2032 (a)	207,368	211,697
SBNA Auto Receivables Trust, Series 2024-A, Class E, 8.00%, 04/15/2032 (a)	200,000	201,699
Strike Acceptance Auto Funding Trust, Series 2023-1A, Class A, 8.00%, 05/15/2026 (a)	145,841	146,102
Tricolor Auto Securitization Trust
Series 2023-1A, Class E, 13.45%, 06/15/2028 (a)	100,000	106,282
Series 2023-1A, Class F, 16.00%, 06/17/2030 (a)	200,000	213,500
Veros Automobile Receivables Trust, Series 2024-1, Class D, 9.87%, 05/15/2031 (a)	250,000	253,409
		1,814,127

Consumer - 2.1%
Affirm, Inc.
Series 2023-B, Class E, 11.32%, 09/15/2028 (a)	200,000	202,465
Series 2024-A, Class E, 9.17%, 02/15/2029 (a)	100,000	101,911
Foundation Finance Trust, Series 2023-1A, Class D, 9.18%, 12/15/2043 (a)	178,314	180,568
Marlette Funding Trust, Series 2023-1A, Class D, 8.15%, 04/15/2033 (a)	250,000	253,837
Pagaya AI Debt Selection Trust
Series 2024-1, Class D, 9.00%, 07/15/2031 (a)	196,891	198,480
Series 2024-2, Class D, 9.00%, 08/15/2031 (a)	149,933	151,005
Series 2024-3, Class D, 9.00%, 10/15/2031 (a)	200,000	200,532
Series 2024-5, Class D, 12.97%, 10/15/2031 (a)	199,964	210,533
Series 2024-7, Class D, 10.90%, 12/15/2031 (a)	199,957	205,269
Prosper Marketplace Issuance Trust, Series 2023-1A, Class D, 11.24%, 07/16/2029 (a)	200,000	208,058
Purchasing Power Funding, Series 2024-A, Class E, 10.18%, 08/15/2028 (a)	200,000	204,335
Upstart Securitization Trust
Series 2021-3, Class C, 3.28%, 07/20/2031 (a)	133,856	131,852
Series 2023-1, Class C, 11.10%, 02/20/2033 (a)	100,000	103,341
		2,352,186

Equipment - 0.4%
Octane Receivables Trust
Series 2024-1A, Class E, 7.82%, 08/20/2031 (a)	200,000	196,441
Series 2024-2A, Class E, 9.04%, 07/20/2032 (a)	200,000	207,733
		404,174
TOTAL ASSET-BACKED SECURITIES (Cost $4,452,864)		4,570,487

EXCHANGE TRADED FUNDS - 3.7%	Shares	Value
iShares Broad USD High Yield Corporate Bond ETF	108,380	4,024,149
TOTAL EXCHANGE TRADED FUNDS (Cost $4,006,804)		4,024,149

SHORT-TERM INVESTMENTS - 2.9%	Shares	Value
Money Market Funds - 2.9%
First American Government Obligations Fund - Class U, 4.80% (g)	3,151,692	3,151,692
TOTAL SHORT-TERM INVESTMENTS (Cost $3,151,692)		3,151,692

TOTAL INVESTMENTS - 100.1% (Cost $111,216,110)		109,694,611
Liabilities in Excess of Other Assets - (0.1%)		(70,057)
TOTAL NET ASSETS - 100.0%		$109,624,554
two		–%
Percentages are stated as a percent of net assets.		–%

CMT - Constant Maturity Treasury Rate
PIK - Payment in Kind
PLC - Public Limited Company
SA - Sociedad Anónima
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Adviser, under the procedures established by the Fund’s Board of Trustees, unless otherwise denoted. As of October 31, 2024, the value of these securities total $93,268,214 or 85.1% of the Fund’s net assets.

(b)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.
(c)
As of October 31, 2024, the Fund has fair valued these securities under the procedures established by Angel Oak Capital Advisors, LLC as Valuation Designee pursuant to Rule 2a-5 under the Investment Company Act of 1940. The value of these securities amounted to $20,000 or 0.0% of net assets. Value determined using significant unobservable inputs.

(d)	Issuer is currently in default.
(e)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of October 31, 2024.

(f)	Step coupon bond. The rate disclosed is as of October 31, 2024.
(g)	The rate shown represents the 7-day effective yield as of October 31, 2024.

Securities Valuation and Fair Value Measurements (Unaudited)

The Fund records its investments at fair value in accordance with fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments based on the best information available)

The inputs or methodology used for valuing securities are not an indication of the risks associated with investing in those securities.

Investments in registered open-end management investment companies, including money market funds, will be valued based upon the net asset value of such investments and are categorized as Level 1 of the fair value hierarchy.

Fair values for long-term debt securities, including asset-backed securities, mortgage-backed securities, collateralized loan obligations, corporate obligations, and whole loans are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information may be utilized. Securities that use similar valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable; the values generally would be categorized as Level 3.

Equity securities, including preferred stocks, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are valued at the last sale price at the close of that exchange. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price. If, on a particular day, an exchange-listed or Nasdaq security does not trade, then: (i) the security shall be valued at the mean between the most recent quoted bid and asked prices at the close of the exchange; or (ii) the security shall be valued at the latest sales price on the Composite Market (defined below) for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter ("OTC") markets as published by a pricing service. In the event market quotations or Composite Market pricing are not readily available, fair value will be determined in accordance with the procedures adopted by the Board of Trustees (“Board”). All equity securities that are not traded on a listed exchange are valued at the last sale price at the close of the OTC market. If a non-exchange listed security does not trade on a particular day, then the mean between the last quoted bid and asked price will be used as long as it continues to reflect the value of the security. If the mean is not available, then bid price can be used as long as the bid price continues to reflect the value of the security. Otherwise, fair value will be determined in accordance with the procedures adopted by the Board. These securities will generally be categorized as Level 3 securities. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security.

Short term debt securities having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy. Reverse repurchase agreements and repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value. These securities will generally be categorized as Level 2 securities.

Financial derivative instruments, such as futures contracts, that are traded on a national securities or commodities exchange are typically valued at the settlement price determined by the relevant exchange. Swaps, such as credit default swaps, interest-rate swaps and currency swaps, are valued by a pricing service. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. OTC financial derivative instruments, such as certain futures contracts or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Derivatives that use similar valuation techniques as described above are typically categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued in accordance with the fair valuation procedures approved by the Board. The Valuation and Risk Management Oversight Committee is generally responsible for overseeing the Funds’ valuation processes and reports quarterly to the Board. The Board has selected Angel Oak Capital Advisors, LLC (the “Adviser”) as the Valuation Designee. As such, the Valuation Committee of the Adviser has been delegated the day-to-day responsibilities for making all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if the prices obtained from independent pricing services are deemed to be unreliable indicators of market or fair value. Representatives of the Valuation Designee’s Valuation Committee report quarterly to the Valuation and Risk Management Oversight Committee.

The following is a summary of the investments by their inputs used to value the Fund's net assets as of October 31, 2024:

	Level 1	Level 2	Level 3	Total
Assets
Corporate Obligations	$–	$80,147,675	$20,000	$80,167,675
Residential Mortgage-Backed Securities	–	17,780,608	–	17,780,608
Asset-Backed Securities	–	4,570,487	–	4,570,487
Exchange Traded Funds	4,024,149	–	–	4,024,149
Short-Term Investments	3,151,692	–	–	3,151,692
Total	$7,175,841	$102,498,770	$20,000	$109,694,611

See the Schedule of Investments for further disaggregation of investment categories. During the period ended October 31, 2024, the Fund recognized $20,000 of transfers from Level 2 to Level 3 for securities lacking observable market data due to a decrease in relevant market activity. See the summary of quantitative information about Level 3 Fair Value Measurements for more information.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Balance as of 01/31/24	Amortization/ Accretion/ Distributions	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation/Depreciation	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of 10/31/24
Corporate Obligations	$–	$–	$–	$–	$–	$–	$20,000	$–	$20,000

The total change in unrealized appreciation/depreciation attributable to Level 3 investments still held at October 31, 2024, is ($130,202).

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

	Fair Value as of 10/31/24	Valuation Techniques	Unobservable Input*	Range**	Weighted Average Unobservable Input
Corporate Obligations	$20,000	Consensus Pricing	Observed quotes on the non-backstop bonds	$5.00	N/A

*Significant increases and decreases in the unobservable inputs used to determine fair value of Level 3 assets could result in significantly higher or lower fair value measurements. An increase to the unobservable input would result in an increase to the fair value. A decrease to the unobservable input would have the opposite effect.
**Each input presents information for one security and reflects the value as of October 31, 2024.